Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances from Federal Home Loan Banks [Abstract]
2029	$ 75,000
Total	$ 75,000	$ 125,000